Business acquisition (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business acquisition [Line Items]
Cash consideration		¥ 3,200
Total unpaid consideration			¥ 19,264
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period			1,905
Business Combination, Contingent Consideration, Liability	¥ 5,972	4,542
Travel agencies [Member]
Business acquisition [Line Items]
Total purchase price	20,234		28,077	¥ 115,498
Cash consideration	9,852	3,600	16,507	100,163
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target	10,382		11,570	¥ 15,335
Total unpaid consideration	6,810
Business Combination, Contingent Consideration, Liability	¥ 730	1,030	¥ 680
Offline travel agency, one [Member]
Business acquisition [Line Items]
Equity interests acquired			100.00%	90.00%
Offline travel agency, two [Member]
Business acquisition [Line Items]
Equity interests acquired	80.00%			100.00%
Cash consideration	¥ 3,200	¥ 3,200	¥ 7,973
Offline travel agency, three [Member]
Business acquisition [Line Items]
Equity interests acquired				75.02%
Cash consideration	¥ 3,200
Offline travel agency, four [Member]
Business acquisition [Line Items]
Equity interests acquired				80.00%